Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2016
Property, Equipment and Software, net
7.	Property, Equipment and Software, net

The following is a summary of property, equipment and software, net:

	As of December 31,
	2015	2016
	RMB	RMB
Computers and software	36,988	70,320
Furniture, fixtures and equipment	3,304	3,641
Vehicles	1,833	3,770
Leasehold improvements	16,341	23,200

Total	58,466	100,931
Less: accumulated depreciation and amortization	(22,223)	(44,824)

Property, equipment and software, net	36,243	56,107

Depreciation and amortization expenses for the years ended December 31, 2014, 2015 and 2016 were RMB7,037, RMB13,048 and RMB24,572 respectively.